Other financial liabilities	12 Months Ended
Dec. 31, 2021
Other financial liabilities.
Other financial liabilities

23. Other financial liabilities

The breakdown of Other financial liabilities is as follows:

	12/31/2020	12/31/2021

Trade payables	2,279	1,388
Collection accounts:
Taxes payable	1,465	1,210
Financial transactions pending settlement	8,281	10,504
Other financial liabilities	3,290	4,136
	15,315	17,238

Note 45.a includes a breakdown of the remaining maturity periods of Other financial liabilities. In addition, Note 45.d contains the fair value amounts of these liabilities.

The breakdown of Financial transactions pending settlement is as follows:

	12/31/2020	12/31/2021

Mexican government securities	7,362	6,217
BPATS	912	—
CETES	—	2,426
UDIBONDS	—	1,861
Equity instruments	7	—
	8,281	10,504

The breakdown of Other financial liabilities is as follows:

	12/31/2020	12/31/2021

Retentions related to loans (*)	1,611	2,479
Other payable account	1,679	1,657
	3,290	4,136
(*)	These amounts correspond to temporary retention accounts for customers that have their payroll deposits with the Bank and to whom the Bank has granted a loan.